Properties And Equipment (Schedule Of Properties And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Properties And Equipment [Abstract]
Land	$ 1,360	$ 1,360
Buildings	40,424	32,788
Transportation equipment	19,412	18,837
Machinery and equipment	62,467	58,706
Computer software	44,805	47,203
Furniture and fixtures	58,317	51,277
Projects under development	2,875	1,817
Total properties and equipment	229,660	211,988
Less accumulated depreciation	(146,709)	(132,696)
Net properties and equipment	$ 82,951	$ 79,292